UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 56.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.5%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		172	$154,810
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		235	187,865
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		4,741	4,057,274
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		2,279	2,231,368
Term Loan, 3.75%, Maturing June 4, 2021		2,413	2,356,437

			$8,987,754

Air Transport — 0.1%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		3,075	$2,523,345

			$2,523,345

Automotive — 1.9%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		449	$449,476
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		4,743	4,724,237
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		5,686	5,675,943
Term Loan, 3.25%, Maturing December 31, 2018		2,726	2,706,330
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		1,822	1,798,712
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,302	1,291,235
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		5,160	4,563,744
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		3,388	3,394,529
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		561	541,003
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		3,417	3,345,984
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	948	1,016,958
Term Loan, 4.50%, Maturing June 30, 2022		1,421	1,393,009
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		1,394	1,338,549

			$32,239,709

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		984	$881,016
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		1,000	945,000

			$1,826,016

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	398	$394,269
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	936	907,677

		$1,301,946

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,225	$1,214,766
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	1,241	1,229,770
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,911	1,911,724
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	758	715,897
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	3,035	2,966,468
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	5,952	5,600,166
Headwaters Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	249	249,268
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,158	1,148,278
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,500	1,502,345
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,872	1,841,750
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	1,588	1,580,297
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	721	714,838
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	640	616,338

		$21,291,905

Business Equipment and Services — 4.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	4,406	$4,211,764
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	723	718,668
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,778	1,555,605
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	851	740,430
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	966	902,580
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	485	477,882
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	747	641,166
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	1,253	1,237,780
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	348	346,291
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	2,016	1,511,665

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)		466	$214,130
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		815	201,392
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,617	4,510,615
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		2,495	2,454,510
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		862	850,506
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		145	138,716
Term Loan, 4.00%, Maturing November 6, 2020		3,232	3,097,914
Term Loan, 4.75%, Maturing November 6, 2020	CAD	809	563,852
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		2,103	2,092,794
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		5,834	5,678,667
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,540	1,536,961
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		549	532,166
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,366	1,483,650
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,396	3,394,178
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		5,105	5,034,534
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,396	2,389,245
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		1,400	1,389,500
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		1,520	1,246,656
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		801	779,297
Term Loan, 4.50%, Maturing April 2, 2022		1,017	974,077
National CineMedia, LLC
Term Loan, 3.18%, Maturing November 26, 2019		575	571,406
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		713	709,604
Quintiles Transnational Corp.
Term Loan, 3.25%, Maturing May 12, 2022		2,214	2,212,491
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019(3)		1,451	1,015,582
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021(3)		500	86,300
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		691	675,068
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		3,160	3,140,250
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		761	751,089
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,559	1,529,690
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		56	54,321
Term Loan, 4.25%, Maturing May 14, 2022		318	310,176
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		5,434	5,352,491

			$67,315,659

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 1.7%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 22, 2022		5,053	$4,946,965
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		799	795,521
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		365	357,937
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,121	1,108,636
Term Loan, 3.75%, Maturing June 30, 2021		1,157	1,149,177
Mediacom Illinois, LLC
Term Loan, 3.39%, Maturing October 23, 2017		341	338,751
Term Loan, 3.50%, Maturing June 30, 2021		642	635,585
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		4,675	4,674,584
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	825	884,101
Term Loan, 4.56%, Maturing July 31, 2022		450	432,000
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		429	414,952
Term Loan, 4.50%, Maturing May 21, 2020		496	479,638
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,019,676
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		4,719	4,626,172
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,800	2,625,167
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	508	541,599
Term Loan, 3.75%, Maturing January 15, 2022	EUR	789	840,713
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,428	1,521,704

			$28,392,878

Chemicals and Plastics — 3.2%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		1,189	$1,187,883
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		617	616,336
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		375	369,591
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,841	3,815,412
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		1,054	1,052,721
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		2,736	2,517,350
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		520	514,390
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		654	644,066
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		725	687,844
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		196	191,587
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		1,186	1,148,809
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,074	2,060,814

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Huntsman International, LLC
Term Loan, 3.32%, Maturing April 19, 2019		2,079	$2,055,236
Term Loan, 3.75%, Maturing October 1, 2021		2,525	2,508,722
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	521	552,195
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		6,496	6,341,955
Term Loan, 4.25%, Maturing March 31, 2022		844	816,505
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		393	357,303
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		673	653,618
Term Loan, 5.50%, Maturing June 7, 2020		767	743,273
Term Loan, 5.50%, Maturing June 7, 2020		1,618	1,569,803
Minerals Technologies, Inc.
Term Loan, 3.77%, Maturing May 9, 2021		1,646	1,649,787
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		822	826,378
Term Loan, 5.00%, Maturing July 25, 2021	EUR	1,179	1,286,541
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		2,254	2,177,928
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022		600	599,250
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		3,201	3,180,994
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		395	379,858
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,284	1,388,139
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		89	88,710
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		505	502,691
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,264	1,232,659
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		2,886	2,849,431
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,433	2,170,296
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,840	3,730,306
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		398	394,518

			$52,862,899

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		1,900	$1,786,000

			$1,786,000

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 5.25%, Maturing October 6, 2021	GBP	1,103	$1,624,041
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,339	2,462,656
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing June 23, 2022		2,194	2,189,787

			$6,276,484

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 1.5%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,529	$2,487,763
Term Loan, 3.75%, Maturing January 6, 2021		5,670	5,600,100
Term Loan, 4.00%, Maturing October 1, 2022		1,339	1,329,872
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		2,733	2,734,505
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		542	534,978
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		1,538	1,518,459
Owens-Illinois, Inc.
Term Loan, 3.50%, Maturing August 6, 2022		1,471	1,469,473
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		369	362,668
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		5,944	5,892,935
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		620	614,696
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	1,925	2,094,899

			$24,640,348

Cosmetics/Toiletries — 0.6%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022		1,050	$1,050,656
Galleria Co.
Term Loan, Maturing October 22, 2022(2)		2,100	2,085,563
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		1,845	1,776,173
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		767	763,570
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,444	1,439,507
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		3,072	2,887,923

			$10,003,392

Drugs — 1.3%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,162	$1,158,460
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		1,259	1,215,782
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		1,157	1,118,314
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		3,125	3,089,194
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		274	256,523
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		1,990	1,934,850
Term Loan, 3.50%, Maturing March 19, 2021		1,481	1,450,699
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		3,432	3,313,431
Term Loan, 3.75%, Maturing August 5, 2020		4,646	4,468,491
Term Loan, 4.00%, Maturing April 1, 2022		3,456	3,338,858

			$21,344,602

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	5,039	$4,920,579
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	2,579	1,998,365

		$6,918,944

Electronics/Electrical — 5.3%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	1,510	$1,034,179
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	1,095	1,076,975
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	10,626	10,619,813
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	927	913,028
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022	1,097	1,091,935
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	2,272	1,454,305
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	7,040	7,005,891
Dell, Inc.
Term Loan, 3.75%, Maturing October 29, 2018	1,046	1,043,804
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	342	339,720
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	475	473,813
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	436	433,327
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	2,007	1,793,578
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	733	720,238
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	750	749,812
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	5,031	5,008,294
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	1,703	1,676,165
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	675	635,344
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	8,560	8,076,656
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,666	3,536,747
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	697	661,675
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	665	663,213
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,425	1,412,235
Term Loan, 5.25%, Maturing November 19, 2021	2,559	2,535,916
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,863	2,861,569
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,580	1,534,418
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,182	1,180,521

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	2,542	$2,507,825
Term Loan, 3.75%, Maturing December 7, 2020	2,125	2,118,359
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	479	472,080
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	909	872,839
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	300	276,750
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	428	426,041
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,125	4,586,586
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	261	260,396
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	4,182	3,261,873
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	623	603,051
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	2,333	2,321,509
Term Loan, 4.02%, Maturing July 8, 2022	343	341,646
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	914	905,114
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	3,002	2,949,308
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	1,121	1,118,648
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,602	1,595,111
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,871	1,857,510
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,692	1,673,251
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,659	2,665,816

		$89,346,884

Equipment Leasing — 0.5%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	3,275	$3,267,222
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	4,712	4,700,867

		$7,968,089

Financial Intermediaries — 2.3%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,755	$1,706,121
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,475	2,400,750
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,186	3,168,360
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	1,601	1,568,813
First Data Corporation
Term Loan, 3.92%, Maturing March 24, 2018	3,100	3,065,125
Term Loan, 3.92%, Maturing September 24, 2018	4,650	4,598,269
Term Loan, 4.17%, Maturing July 8, 2022	900	888,107

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		1,485	$1,432,643
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		3,573	3,557,789
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022		599	595,507
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		891	886,824
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing March 29, 2021		3,918	3,888,894
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		648	657,443
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		498	495,330
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		172	171,918
Term Loan, 6.25%, Maturing September 4, 2018		769	769,080
Term Loan, 6.25%, Maturing September 4, 2018		904	904,165
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		1,375	1,375,911
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		1,905	1,887,872
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,269	1,246,014
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		842	844,260
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		1,979	1,714,331

			$37,823,526

Food Products — 1.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		4,286	$4,284,555
Term Loan - Second Lien, 9.50%, Maturing October 10, 2017		750	738,750
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,355	1,351,454
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	724	784,718
Term Loan, 4.25%, Maturing July 2, 2022		2,983	2,965,977
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		996	992,782
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		1,699	1,636,236
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		240	239,814
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		2,033	2,023,050
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		1,105	1,091,496
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		2,667	2,657,372
Term Loan, 3.75%, Maturing September 18, 2020		1,955	1,944,003
Term Loan, 4.00%, Maturing October 30, 2022		800	788,740
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		9,127	8,936,344
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		831	819,450

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	337	$336,537

		$31,591,278

Food Service — 1.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021	6,292	$6,262,852
Aramark Services, Inc.
Term Loan, 3.69%, Maturing July 26, 2016	57	56,350
Term Loan, 3.70%, Maturing July 26, 2016	32	31,521
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019	1,146	1,137,003
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	2,311	2,302,999
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	674	667,855
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	898	857,909
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	317	311,330
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	6,632	6,578,048
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	8,735	6,431,177

		$24,637,044

Food/Drug Retailers — 0.7%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	1,353	$1,348,440
Term Loan, 5.13%, Maturing August 25, 2019	2,863	2,840,172
Term Loan, 5.50%, Maturing August 25, 2021	2,680	2,661,327
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	550	552,864
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	700	699,344
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	2,895	2,860,932

		$10,963,079

Health Care — 6.3%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	297	$297,743
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	398	398,166
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	1,383	1,349,666
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	1,421	1,414,330
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,901	1,887,316
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,374	1,311,900
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	2,234	2,193,158
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	788	782,309
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	823	818,823
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	510	506,838

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	993	$988,584
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	618	609,070
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,573	3,055,024
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	175	174,409
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	2,049	2,015,492
Community Health Systems, Inc.
Term Loan, 3.66%, Maturing December 31, 2018	1,904	1,880,297
Term Loan, 3.75%, Maturing December 31, 2019	2,929	2,859,922
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	373	371,259
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,335	1,316,537
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,333	1,283,136
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	4,186	4,173,670
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,618	2,550,795
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	4,190	4,177,090
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	512	509,444
Term Loan, 4.25%, Maturing August 30, 2020	1,684	1,674,121
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	1,272	1,264,262
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	1,150	1,143,891
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.42%, Maturing February 27, 2021	6,190	6,140,232
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	3,220	3,167,087
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,211	1,147,659
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,249	1,232,229
Term Loan, 7.75%, Maturing May 15, 2018	4,116	4,060,836
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	5,149	5,016,535
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	3,343	3,226,448
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	6,706	6,465,343
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	1,322	1,288,645
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,170	2,127,040
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	403	400,555
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	1,269	698,223
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	923	507,605
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	688	670,269

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		1,445	$1,322,384
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		3,629	3,339,807
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		2,832	2,396,283
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		4,137	3,531,964
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022		550	541,062
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		3,575	3,542,659
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		3,342	3,316,815
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019		1,997	1,973,555
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		1,350	1,335,215
Select Medical Corporation
Term Loan, 5.00%, Maturing June 1, 2018		1,400	1,395,659
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		848	826,678
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		1,389	1,354,641
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,485	1,366,200
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		2,506	2,406,087

			$105,804,967

Home Furnishings — 0.3%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		4,987	$4,971,011

			$4,971,011

Industrial Equipment — 1.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		2,360	$2,257,909
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		565	562,981
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,339	1,322,671
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	255,542
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		4,806	4,342,974
Term Loan, 4.75%, Maturing July 30, 2020	EUR	464	464,476
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		1,630	1,598,174
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,610	3,488,442
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		573	556,494
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		1,387	1,375,309
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		796	747,877

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		8,163	$7,931,711
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,302	1,254,660
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		393	371,385
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		797	786,021
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	2,074	2,219,843
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		514	496,475
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		449	443,805
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	1,100	1,179,983

			$31,656,732

Insurance — 1.9%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		2,214	$2,171,674
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		4,978	4,975,167
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		900	896,625
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		875	857,500
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		4,886	4,620,690
Term Loan, 5.00%, Maturing August 4, 2022		6,194	5,724,175
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		2,850	2,445,656
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		1,562	1,507,758
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019(3)		1,839	1,259,828
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020(3)		572	311,849
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		3,495	3,298,289
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		3,843	3,714,068

			$31,783,279

Leisure Goods/Activities/Movies — 2.4%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		2,793	$2,782,526
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019		4,582	4,541,045
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020		218	218,230
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		499	471,942
ClubCorp Club Operations, Inc.
Term Loan, Maturing December 15, 2022(2)		2,350	2,341,188
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		1,135	1,121,118
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		318	314,717

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		769	$764,814
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		208	206,491
Term Loan, 5.50%, Maturing May 8, 2021		1,608	1,600,305
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		6,920	6,914,278
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		1,592	1,552,187
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		3,691	3,599,064
Regal Cinemas Corporation
Term Loan, 3.80%, Maturing April 1, 2022		864	863,776
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		1,407	1,394,193
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,289	2,149,910
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		563	98,466
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		2,077	1,724,280
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		1,777	1,769,303
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		1,526	617,969
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,149	1,091,709
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		3,419	3,340,650

			$39,478,161

Lodging and Casinos — 2.4%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		1,553	$1,555,274
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		4,426	4,145,289
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,006	1,005,937
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		487	485,514
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)		1,594	1,402,468
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		2,461	2,450,134
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,100	3,094,832
Gala Group Finance PLC
Term Loan, 5.51%, Maturing May 27, 2018	GBP	2,775	4,091,138
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		169	168,143
Term Loan, 5.50%, Maturing November 21, 2019		395	392,332
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		6,629	6,623,558
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		1,286	1,256,775
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		6,330	6,260,331

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	330	$329,236
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	587	570,371
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021	862	860,932
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	4,116	3,795,981
Term Loan, 6.00%, Maturing October 1, 2021	1,139	1,043,151

		$39,531,396

Nonferrous Metals/Minerals — 0.7%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017	150	$143,250
Term Loan, 3.50%, Maturing May 22, 2020	904	406,131
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	2,993	1,381,797
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	769	749,958
Fairmount Santrol, Inc.
Term Loan, 3.88%, Maturing March 15, 2017	489	345,791
Term Loan, 4.50%, Maturing September 5, 2019	3,165	1,586,268
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	373	299,725
Term Loan, 7.50%, Maturing April 16, 2020	2,263	1,458,776
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,011	514,577
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	3,806	3,642,938
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	481	451,774
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,425	1,198,781
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	500	308,400

		$12,488,166

Oil and Gas — 1.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	2,685	$832,201
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,856	1,531,478
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	1,166	1,164,898
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,284	1,245,238
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	957	607,910
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,383	663,600
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	2,200	1,987,333
Term Loan, 4.00%, Maturing December 2, 2019	1,488	1,356,816
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,296	887,717
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	875	137,813

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,400	$633,528
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	6,594	5,785,954
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	1,111	324,949
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,900	95,000
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	5,619	2,324,990
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	690	506,208
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	47	27,353
Term Loan, 4.25%, Maturing December 16, 2020	126	73,343
Term Loan, 4.25%, Maturing December 16, 2020	905	527,239
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	259	152,947
Term Loan, 4.25%, Maturing October 1, 2019	424	250,402
Term Loan, 4.25%, Maturing October 1, 2019	3,203	1,889,706
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	517	280,540
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	316	307,581
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,204	936,900

		$24,531,644

Publishing — 1.0%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	438	$349,277
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	8,948	5,676,546
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	6,019	5,055,650
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	832	823,020
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	696	636,670
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	338	329,123
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	797	792,968
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	891	867,597
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	2,670	2,566,613

		$17,097,464

Radio and Television — 1.7%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	557	$502,888
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	592	530,288

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		296	$294,028
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023		2,425	2,423,181
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		5,477	4,171,329
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		388	386,458
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		1,138	1,111,444
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		334	330,607
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		761	709,477
iHeartCommunications, Inc.
Term Loan, 7.17%, Maturing January 30, 2019		1,066	751,727
Term Loan, 7.92%, Maturing July 30, 2019		1,682	1,187,299
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,632	1,614,721
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		928	923,345
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		1,052	1,047,087
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		3,380	3,362,823
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		511	504,416
Townsquare Media, Inc.
Term Loan, 4.25%, Maturing April 1, 2022		823	820,219
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 11, 2020		1,099	1,099,169
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		825	823,711
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,538	6,414,241

			$29,008,458

Retailers (Except Food and Drug) — 3.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,110	$1,392,424
B&M Retail Limited
Term Loan, 3.34%, Maturing May 21, 2019	GBP	475	694,618
Term Loan, 3.84%, Maturing April 28, 2020	GBP	375	549,646
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		3,127	3,014,026
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,597	2,539,279
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		669	560,465
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		3,586	3,580,825
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		1,448	1,179,012
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,206	1,209,216
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,792	2,466,544

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		3,847	$3,596,581
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,191	1,060,557
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		4,448	4,406,888
Term Loan, 4.00%, Maturing January 28, 2020		1,075	1,070,080
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,366	3,875,960
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		3,167	3,082,939
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.50%, Maturing October 11, 2018		485	484,842
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,365	2,361,285
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		5,871	5,735,660
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		295	266,749
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		665	611,685
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		1,982	1,989,103
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		663	623,396
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,957	1,886,804
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,335	2,108,914
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(5)	EUR	836	904,233
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(6)	EUR	1,252	899,427
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	204	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		520	495,712

			$52,646,870

Steel — 0.6%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		8,453	$6,345,537
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		1,194	1,160,118
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		2,041	2,030,725

			$9,536,380

Surface Transport — 0.4%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018		3,193	$3,164,781
Term Loan, 3.75%, Maturing March 11, 2018		1,000	990,000
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 23, 2017(7)		57	56,729
Term Loan, 4.00%, Maturing July 31, 2022		131	129,242
Term Loan, 4.00%, Maturing July 31, 2022		410	405,190
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		2,063	1,753,762

			$6,499,704

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Telecommunications — 1.6%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	1,754	$1,739,373
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	11,600	11,002,600
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,084	1,969,616
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	1,040	1,031,407
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,400	1,781,678
Term Loan, 4.00%, Maturing April 23, 2019	2,841	2,109,578
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	5,753	5,680,769
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	968	939,524

		$26,254,545

Utilities — 1.4%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,219	$1,156,797
Term Loan, 3.25%, Maturing January 31, 2022	1,223	1,162,508
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	4,741	4,646,921
Term Loan, 4.00%, Maturing October 30, 2020	466	455,026
Term Loan, 3.50%, Maturing May 27, 2022	3,756	3,578,885
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	2,132	2,067,138
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	567	550,448
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,277	1,268,898
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	515	506,782
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	143	128,786
Term Loan, 5.00%, Maturing December 19, 2021	3,224	2,897,694
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	224	217,704
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	1,408	1,339,042
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	1,339	1,034,430
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	348	304,719
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	799	779,593
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,795	1,759,260

		$23,854,631

Total Senior Floating-Rate Loans (identified cost $1,013,788,076)		$945,185,189

Corporate Bonds & Notes — 58.6%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21		2,215	$2,314,675
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)		2,415	2,005,658
Hexcel Corp.
4.70%, 8/15/25		369	366,403
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)		675	686,813
Orbital ATK, Inc.
5.25%, 10/1/21		1,515	1,530,150
TransDigm, Inc.
7.50%, 7/15/21		460	478,400
6.00%, 7/15/22		2,850	2,800,125
6.50%, 7/15/24		2,785	2,783,607
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC
7.75%, 6/1/20(8)		2,490	1,879,950

			$14,845,781

Agriculture — 0.0%(9)
Lorillard Tobacco Co.
7.00%, 8/4/41		237	$267,208

			$267,208

Automotive — 1.4%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		660	$669,075
Fiat Chrysler Automobiles N.V.
5.25%, 4/15/23		1,885	1,861,437
General Motors Financial Co., Inc.
2.75%, 5/15/16		3,070	3,079,216
4.75%, 8/15/17		1,615	1,674,576
6.75%, 6/1/18		1,365	1,480,194
4.25%, 5/15/23		874	865,950
Jaguar Land Rover Automotive PLC
5.00%, 2/15/22(10)	GBP	400	610,319
Magna International, Inc.
4.15%, 10/1/25		945	964,424
Navistar International Corp.
8.25%, 11/1/21		865	596,850
Schaeffler Holding Finance B.V.
6.875%, 8/15/18(8)(11)		2,785	2,875,512
6.75%, 11/15/22(8)(11)		4,135	4,465,800
Volkswagen International Finance N.V.
4.00%, 8/12/20(8)		1,500	1,513,018
ZF North America Capital, Inc.
4.00%, 4/29/20(8)		1,200	1,214,400
4.50%, 4/29/22(8)		720	706,500
4.75%, 4/29/25(8)		630	602,438

			$23,179,709

Banks and Thrifts — 0.7%
Banco Bilbao Vizcaya Argentaria SA
4.875%, 4/21/25(8)		910	$873,600

Security	Principal Amount* (000’s omitted)		Value
Banco do Brasil SA
9.00% to 6/18/24, 6/29/49(8)(12)		801	$528,660
BankUnited, Inc.
4.875%, 11/17/25		1,200	1,183,212
Capital One Financial Corp.
4.20%, 10/29/25		950	940,341
Credit Suisse Group AG
6.25% to 12/18/24, 12/29/49(8)(12)		1,394	1,397,303
First Horizon National Corp.
3.50%, 12/15/20		1,900	1,885,898
Morgan Stanley
4.35%, 9/8/26		1,578	1,587,455
Santander Issuances SAU
5.179%, 11/19/25		2,000	1,973,704
Societe Generale SA
8.25% to 11/29/18, 12/31/49(10)(12)		1,500	1,593,825

			$11,963,998

Beverage and Tobacco — 0.3%
Constellation Brands, Inc.
6.00%, 5/1/22		1,530	$1,686,825
4.25%, 5/1/23		2,910	2,917,275

			$4,604,100

Brokerage/Securities Dealers/Investment Houses — 0.1%
Alliance Data Systems Corp.
6.375%, 4/1/20(8)		1,210	$1,226,638

			$1,226,638

Building and Development — 2.0%
Builders FirstSource, Inc.
10.75%, 8/15/23(8)		1,450	$1,446,375
Building Materials Corp. of America
5.375%, 11/15/24(8)		2,825	2,832,062
6.00%, 10/15/25(8)		2,230	2,285,750
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)		1,855	1,933,838
HD Supply, Inc.
7.50%, 7/15/20		3,650	3,814,250
5.25%, 12/15/21(8)		1,545	1,581,694
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)		2,665	2,225,275
MDC Holdings, Inc.
5.625%, 2/1/20		778	801,340
6.00%, 1/15/43		657	522,315
Nortek, Inc.
8.50%, 4/15/21		1,840	1,918,384
Pfleiderer GmbH
7.875%, 8/1/19(10)	EUR	400	454,370
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)		4,610	4,817,450
Rexel SA
5.25%, 6/15/20(8)		2,710	2,804,850
TRI Pointe Holdings, Inc.
4.375%, 6/15/19		1,725	1,694,813
5.875%, 6/15/24		2,235	2,184,712

Security	Principal Amount* (000’s omitted)	Value
USG Corp.
5.875%, 11/1/21(8)	870	$909,150
5.50%, 3/1/25(8)	345	351,469

		$32,578,097

Business Equipment and Services — 2.1%
Acosta, Inc.
7.75%, 10/1/22(8)	5,360	$4,743,600
Audatex North America, Inc.
6.00%, 6/15/21(8)	2,445	2,472,506
Carlson Travel Holdings, Inc.
7.50%, 8/15/19(8)(11)	1,700	1,678,750
Carlson Wagonlit B.V.
6.875%, 6/15/19(8)	3,970	4,079,175
FTI Consulting, Inc.
6.00%, 11/15/22	3,974	4,177,667
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,229,050
6.00%, 4/15/22	3,625	3,779,063
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,775	1,775,000
United Rentals North America, Inc.
7.375%, 5/15/20	4,375	4,626,562
8.25%, 2/1/21	203	213,404
7.625%, 4/15/22	3,665	3,935,111
6.125%, 6/15/23	1,060	1,089,150

		$35,799,038

Cable and Satellite Television — 3.4%
AMC Networks, Inc.
7.75%, 7/15/21	2,720	$2,869,600
Cable One, Inc.
5.75%, 6/15/22(8)	810	807,975
Cablevision Systems Corp.
7.75%, 4/15/18	1,055	1,099,838
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	4,295	4,348,687
5.75%, 1/15/24	1,980	2,039,400
5.375%, 5/1/25(8)	3,605	3,595,987
CSC Holdings, LLC
8.625%, 2/15/19	190	202,825
6.75%, 11/15/21	2,780	2,738,300
5.25%, 6/1/24	355	312,400
DISH DBS Corp.
6.75%, 6/1/21	7,310	7,383,100
5.875%, 7/15/22	3,495	3,267,825
5.875%, 11/15/24	2,145	1,914,412
IAC/InterActiveCorp
4.875%, 11/30/18	1,825	1,836,406
Neptune Finco Corp.
10.125%, 1/15/23(8)	2,880	3,009,600
10.875%, 10/15/25(8)	3,350	3,517,500
Numericable-SFR SAS
4.875%, 5/15/19(8)	1,470	1,460,812
6.00%, 5/15/22(8)	4,020	3,909,450
6.25%, 5/15/24(8)	555	536,963

Security	Principal Amount* (000’s omitted)		Value
UPCB Finance V, Ltd.
7.25%, 11/15/21(8)		2,750	$2,931,654
UPCB Finance VI, Ltd.
6.875%, 1/15/22(8)		1,823	1,934,128
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		725	726,813
5.25%, 1/15/26(8)		2,430	2,369,250
6.25%, 3/28/29(10)	GBP	700	1,041,021
VTR Finance B.V.
6.875%, 1/15/24(8)		1,575	1,452,938
Ziggo Bond Finance B.V.
5.875%, 1/15/25(8)		930	866,063

			$56,172,947

Capital Goods — 0.0%(9)
Valmont Industries, Inc.
5.00%, 10/1/44		475	$415,681

			$415,681

Chemicals and Plastics — 0.7%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V.
7.375%, 5/1/21(8)		2,810	$2,969,819
LYB International Finance B.V.
4.00%, 7/15/23		423	422,568
Platform Specialty Products Corp.
10.375%, 5/1/21(8)		660	660,000
6.50%, 2/1/22(8)		2,325	2,022,750
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(8)		670	701,825
Tronox Finance, LLC
6.375%, 8/15/20		3,475	2,108,630
7.50%, 3/15/22(8)		910	530,075
W.R. Grace & Co.
5.125%, 10/1/21(8)		2,170	2,197,125
5.625%, 10/1/24(8)		490	496,737

			$12,109,529

Clothing/Textiles — 0.3%
PVH Corp.
7.75%, 11/15/23		3,740	$4,244,900

			$4,244,900

Commercial Services — 0.3%
Block Financial, LLC
4.125%, 10/1/20		1,900	$1,926,049
CEB, Inc.
5.625%, 6/15/23(8)		710	706,450
ExamWorks Group, Inc.
5.625%, 4/15/23		1,170	1,168,537
Verisure Holding AB
6.00%, 11/1/22(8)	EUR	400	453,664

			$4,254,700

Conglomerates — 0.3%
Spectrum Brands, Inc.
6.375%, 11/15/20		1,100	$1,174,250
5.75%, 7/15/25(8)		2,995	3,084,850

Security	Principal Amount* (000’s omitted)		Value
TMS International Corp.
7.625%, 10/15/21(8)		1,625	$1,263,437

			$5,522,537

Consumer Products — 0.1%
Central Garden & Pet Co.
6.125%, 11/15/23		880	$893,200

			$893,200

Containers and Glass Products — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.512%, 12/15/19(8)(13)		1,020	$999,600
7.00%, 11/15/20(8)		784	774,607
6.00%, 6/30/21(8)		615	576,563
Ball Corp.
4.375%, 12/15/20		2,375	2,416,562
4.375%, 12/15/23	EUR	800	897,003
Berry Plastics Corp.
6.00%, 10/15/22(8)		970	991,825
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)		385	381,631
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)		1,345	1,367,697
6.375%, 8/15/25(8)		625	643,359
Reynolds Group Holdings, Inc.
9.875%, 8/15/19		4,150	4,186,312
5.75%, 10/15/20		250	254,923
Smurfit Kappa Acquisitions
2.75%, 2/1/25(10)	EUR	400	419,855

			$13,909,937

Cosmetics/Toiletries — 0.2%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(11)		3,785	$3,699,837

			$3,699,837

Distribution & Wholesale — 0.1%
American Tire Distributors, Inc.
10.25%, 3/1/22(8)		1,875	$1,725,000

			$1,725,000

Diversified Financial Services — 0.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust
4.625%, 10/30/20		730	$749,163
4.625%, 7/1/22		210	212,888
BPCE SA
4.625%, 7/11/24(8)		1,775	1,730,000
Citigroup, Inc.
4.30%, 11/20/26		92	91,802
Discover Financial Services
3.85%, 11/21/22		1,156	1,148,064
Garfunkelux Holdco 3 SA
8.50%, 11/1/22(10)	GBP	500	747,198
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/25		1,235	1,228,762
Invesco Finance PLC
3.75%, 1/15/26		1,340	1,351,974

Security	Principal Amount* (000’s omitted)		Value
Leucadia National Corp.
6.625%, 10/23/43		683	$560,557
Lock AS
7.00%, 8/15/21(10)	EUR	400	455,370
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(8)		779	793,707
Quicken Loans, Inc.
5.75%, 5/1/25(8)		1,210	1,157,062
Royal Bank of Scotland Group PLC
6.125%, 12/15/22		842	917,997
8.00% to 8/10/25, 12/29/49(12)		1,590	1,685,400
Worldpay Finance PLC
3.75%, 11/15/22(10)	EUR	400	445,024

			$13,274,968

Drugs — 1.7%
ConvaTec Finance International SA
8.25%, 1/15/19(8)(11)		4,815	$4,496,006
Endo Finance, LLC/Endo FinCo, Inc.
7.75%, 1/15/22(8)		185	190,088
6.00%, 7/15/23(8)		1,740	1,740,000
6.00%, 2/1/25(8)		1,640	1,623,600
Horizon Pharma Financing, Inc.
6.625%, 5/1/23(8)		3,175	2,841,625
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(8)		1,210	1,170,675
5.625%, 10/15/23(8)		3,730	3,562,150
5.50%, 4/15/25(8)		1,215	1,123,875
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)		425	412,250
7.50%, 7/15/21(8)		1,615	1,619,038
5.50%, 3/1/23(8)		1,165	1,031,025
5.875%, 5/15/23(8)		4,715	4,231,712
6.125%, 4/15/25(8)		5,165	4,622,675

			$28,664,719

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
8.25%, 10/1/20		765	$774,562
Clean Harbors, Inc.
5.25%, 8/1/20		1,095	1,122,375
5.125%, 6/1/21		900	915,750
Covanta Holding Corp.
6.375%, 10/1/22		1,800	1,800,000
5.875%, 3/1/24		900	819,000

			$5,431,687

Electric Utilities — 0.5%
Dynegy, Inc.
6.75%, 11/1/19		3,130	$2,957,850
7.375%, 11/1/22		2,490	2,178,750
7.625%, 11/1/24		2,120	1,822,776
E.CL SA
4.50%, 1/29/25(8)		637	629,199
FirstEnergy Transmission, LLC
5.45%, 7/15/44(8)		546	551,685

			$8,140,260

Security	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 2.2%
AES Panama SA
6.00%, 6/25/22(8)		463	$461,842
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(8)		1,090	1,119,975
8.875%, 1/1/20(8)		6,085	6,472,919
6.75%, 11/15/20(8)		4,240	4,483,800
Anixter, Inc.
5.50%, 3/1/23(8)		1,890	1,904,175
Comision Federal de Electricidad
4.875%, 5/26/21(8)		1,001	1,016,015
CommScope, Inc.
4.375%, 6/15/20(8)		825	833,250
Exelon Corp.
5.625%, 6/15/35		819	876,631
Flextronics International, Ltd.
4.75%, 6/15/25(8)		1,000	976,250
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)		1,670	1,753,500
Infor (US), Inc.
5.75%, 8/15/20(8)		1,490	1,504,900
6.50%, 5/15/22(8)		1,760	1,491,600
Ingram Micro, Inc.
4.95%, 12/15/24		869	867,780
Midamerican Funding, LLC
6.927%, 3/1/29		314	402,654
Molex Electronic Technologies, LLC
3.90%, 4/15/25(8)		874	819,850
NeuStar, Inc.
4.50%, 1/15/23		695	560,170
Nuance Communications, Inc.
5.375%, 8/15/20(8)		885	890,593
NXP B.V./NXP Funding, LLC
4.125%, 6/15/20(8)		1,000	1,002,500
5.75%, 2/15/21(8)		1,105	1,153,344
Rapid Holding GmbH
6.625%, 11/15/20(10)	EUR	400	448,832
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(8)		2,650	2,742,750
Trimble Navigation, Ltd.
4.75%, 12/1/24		855	851,528
Zebra Technologies Corp.
7.25%, 10/15/22		4,020	4,210,950

			$36,845,808

Engineering & Construction — 0.0%(9)
Swissport Investments SA
6.75%, 12/15/21(10)	EUR	400	$453,175

			$453,175

Entertainment — 0.0%(9)
CPUK Finance, Ltd.
7.00%, 8/28/20(8)	GBP	400	$605,926

			$605,926

Security	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.6%
International Lease Finance Corp.
8.75%, 3/15/17	1,525	$1,627,937
6.25%, 5/15/19	1,025	1,100,594
8.25%, 12/15/20	3,275	3,880,875
4.625%, 4/15/21	100	102,750
8.625%, 1/15/22	2,615	3,173,956

		$9,886,112

Financial Intermediaries — 3.0%
Ally Financial, Inc.
5.50%, 2/15/17	5,000	$5,162,500
6.25%, 12/1/17	3,295	3,463,869
8.00%, 12/31/18	250	274,375
5.75%, 11/20/25	950	964,250
CIT Group, Inc.
5.25%, 3/15/18	8,780	9,087,300
First Data Corp.
6.75%, 11/1/20(8)	3,932	4,133,515
7.00%, 12/1/23(8)	6,630	6,646,575
5.00%, 1/15/24(8)	2,120	2,114,700
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17	1,500	1,511,250
6.00%, 8/1/20	1,360	1,376,524
Janus Capital Group, Inc.
4.875%, 8/1/25	1,894	1,947,562
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(12)	2,640	2,880,900
McGraw Hill Financial, Inc.
4.40%, 2/15/26	950	974,449
Navient Corp.
5.50%, 1/15/19	4,490	4,209,375
8.00%, 3/25/20	3,743	3,707,441
5.00%, 10/26/20	995	875,600
7.25%, 1/25/22	430	403,663
5.875%, 10/25/24	1,245	1,000,669

		$50,734,517

Financial Services — 0.5%
ABN AMRO Bank N.V.
4.75%, 7/28/25(8)	1,000	$998,650
BNP Paribas SA
7.375% to 8/19/25, 12/29/49(8)(12)	1,496	1,537,140
Santander Holdings USA, Inc.
4.50%, 7/17/25	1,445	1,473,941
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(8)	3,300	3,440,250
Trade and Development Bank of Mongolia, LLC
9.375%, 5/19/20(10)	1,450	1,398,629

		$8,848,610

Food Products — 0.9%
BRF SA
3.95%, 5/22/23(8)	600	$544,500
Corn Products International, Inc.
6.625%, 4/15/37	296	349,446

Security	Principal Amount* (000’s omitted)		Value
Dean Foods Co.
6.50%, 3/15/23(8)		1,875	$1,954,687
Delhaize Group SA
5.70%, 10/1/40		500	515,791
Iceland Bondco PLC
4.829%, 7/15/20(8)(13)	GBP	4,000	5,248,152
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		1,705	1,662,375
Post Holdings, Inc.
6.75%, 12/1/21(8)		570	582,825
7.75%, 3/15/24(8)		1,495	1,569,750
8.00%, 7/15/25(8)		745	791,563
WhiteWave Foods Co. (The)
5.375%, 10/1/22		855	906,300

			$14,125,389

Food Service — 0.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		2,410	$2,422,050
6.00%, 4/1/22(8)		4,775	4,930,188
NPC International, Inc.
10.50%, 1/15/20		4,405	4,581,200
Yum! Brands, Inc.
5.30%, 9/15/19		425	439,246
3.75%, 11/1/21		705	649,763
3.875%, 11/1/23		190	168,584

			$13,191,031

Food/Drug Retailers — 0.3%
ESAL GmbH
6.25%, 2/5/23(8)		1,410	$1,251,375
Rite Aid Corp.
6.125%, 4/1/23(8)		4,230	4,393,912

			$5,645,287

Forest Products — 0.0%(9)
Domtar Corp.
10.75%, 6/1/17		677	$753,552

			$753,552

Health Care — 5.0%
Alere, Inc.
7.25%, 7/1/18		485	$497,731
6.50%, 6/15/20		1,055	1,018,075
6.375%, 7/1/23(8)		2,635	2,470,313
AmSurg Corp.
5.625%, 11/30/20		1,865	1,902,300
5.625%, 7/15/22		1,690	1,679,438
Capsugel SA
7.00%, 5/15/19(8)(11)		780	761,963
Centene Corp.
4.75%, 5/15/22		870	846,075
Cerberus Nightingale 1 S.a.r.l.
8.25%, 2/1/20(10)	EUR	400	448,010
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		4,830	4,878,300
7.125%, 7/15/20		2,785	2,788,481
6.875%, 2/1/22		3,030	2,889,863

Security	Principal Amount* (000’s omitted)		Value
ConvaTec Healthcare E SA
10.50%, 12/15/18(8)		2,235	$2,258,266
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(8)		1,485	1,321,650
Ephios Bondco PLC
6.25%, 7/1/22(10)	EUR	650	736,268
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(8)		1,640	1,773,250
5.875%, 1/31/22(8)		1,365	1,467,375
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22		1,235	1,244,263
HCA Holdings, Inc.
6.25%, 2/15/21		1,710	1,816,875
HCA, Inc.
6.50%, 2/15/20		3,215	3,510,780
7.50%, 2/15/22		2,930	3,259,625
4.75%, 5/1/23		1,125	1,116,563
5.875%, 2/15/26		2,705	2,721,906
Healthcare Realty Trust
3.875%, 5/1/25		306	296,799
HealthSouth Corp.
5.75%, 11/1/24(8)		715	685,506
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(8)		1,030	1,055,750
Hologic, Inc.
5.25%, 7/15/22(8)		2,835	2,902,331
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)		5,605	5,478,887
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		3,115	3,044,912
MEDNAX, Inc.
5.25%, 12/1/23(8)		2,105	2,120,788
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(8)		5,170	5,195,850
Opal Acquisition, Inc.
8.875%, 12/15/21(8)		1,960	1,634,150
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(8)		1,475	1,445,500
TeamHealth, Inc.
7.25%, 12/15/23(8)		3,360	3,486,000
Teleflex, Inc.
5.25%, 6/15/24		790	790,000
Tenet Healthcare Corp.
6.00%, 10/1/20		1,795	1,898,213
8.125%, 4/1/22		6,185	6,200,462
6.75%, 6/15/23		745	692,384
Unilabs Subholding AB
8.50%, 7/15/18(10)	EUR	750	849,184
WellCare Health Plans, Inc.
5.75%, 11/15/20		4,015	4,150,506

			$83,334,592

Holding Company - Diversified — 0.5%
Argos Merger Sub, Inc.
7.125%, 3/15/23(8)		3,370	$3,349,780
HRG Group, Inc.
7.875%, 7/15/19		2,155	2,257,362
7.875%, 7/15/19(8)		1,625	1,702,188

Security	Principal Amount* (000’s omitted)		Value
Monitchem HoldCo 2 SA
6.875%, 6/15/22(10)	EUR	400	$390,608

			$7,699,938

Home Furnishings — 0.4%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$903,132
Magnolia BC SA
9.00%, 8/1/20(10)	EUR	400	464,346
Tempur Sealy International, Inc.
6.875%, 12/15/20		3,125	3,289,063
5.625%, 10/15/23(8)		1,445	1,466,675

			$6,123,216

Homebuilders/Real Estate — 0.0%(9)
Bormioli Rocco Holdings SA
10.00%, 8/1/18(10)	EUR	400	$456,435

			$456,435

Industrial Equipment — 0.6%
Accudyne Industries Borrower/Accudyne Industries, LLC
7.75%, 12/15/20(8)		1,395	$1,011,375
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)		2,690	2,434,450
CNH Industrial Capital, LLC
6.25%, 11/1/16		2,055	2,103,806
3.625%, 4/15/18		2,500	2,473,750
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)		66	28,486
Kennametal, Inc.
3.875%, 2/15/22		883	820,198
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(8)(11)		1,980	1,296,900

			$10,168,965

Insurance — 0.8%
CNO Financial Group, Inc.
4.50%, 5/30/20		1,430	$1,462,175
Genworth Financial, Inc.
7.70%, 6/15/20		306	289,170
7.625%, 9/24/21		1,654	1,381,834
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(8)(11)		1,695	1,593,300
Hub International, Ltd.
7.875%, 10/1/21(8)		2,325	2,098,313
Principal Financial Group, Inc.
6.05%, 10/15/36		309	358,354
4.35%, 5/15/43		455	427,405
Prudential Financial, Inc.
4.60%, 5/15/44		750	749,161
USI, Inc.
7.75%, 1/15/21(8)		2,670	2,573,212
Wayne Merger Sub, LLC
8.25%, 8/1/23(8)		1,655	1,559,838
XLIT, Ltd.
6.50% to 4/15/17, 10/29/49(12)		583	424,861

			$12,917,623

Security	Principal Amount* (000’s omitted)		Value
Internet Software & Services — 0.5%
Netflix, Inc.
5.50%, 2/15/22(8)		3,215	$3,311,450
5.875%, 2/15/25(8)		4,600	4,738,000

			$8,049,450

Leisure Goods/Activities/Movies — 0.7%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)		1,190	$1,264,375
AMC Entertainment, Inc.
5.75%, 6/15/25		250	251,875
NCL Corp., Ltd.
5.25%, 11/15/19(8)		985	1,004,700
4.625%, 11/15/20(8)		1,870	1,840,491
Nord Anglia Education Finance, LLC
5.75%, 7/15/22(10)	CHF	600	627,819
Regal Entertainment Group
5.75%, 3/15/22		1,030	1,033,863
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16		660	675,398
7.25%, 3/15/18		1,680	1,822,800
Sabre GLBL, Inc.
5.375%, 4/15/23(8)		855	855,000
Viking Cruises, Ltd.
8.50%, 10/15/22(8)		1,650	1,571,625
6.25%, 5/15/25(8)		1,690	1,394,250

			$12,342,196

Lodging and Casinos — 1.6%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)		2,006	$1,023,100
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)		2,175	1,663,875
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,610,250
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21		3,645	3,795,356
MGM Resorts International
6.625%, 12/15/21		2,455	2,525,581
7.75%, 3/15/22		3,970	4,233,013
6.00%, 3/15/23		2,460	2,447,700
Playa Resorts Holding B.V.
8.00%, 8/15/20(8)		1,220	1,244,400
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,215	1,221,075
Studio City Finance, Ltd.
8.50%, 12/1/20(8)		4,085	3,962,450
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(8)		3,565	1,871,625

			$26,598,425

Manufacturing — 0.0%(9)
Trinity Industries, Inc.
4.55%, 10/1/24		833	$764,909

			$764,909

Security	Principal Amount* (000’s omitted)		Value
Media — 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		4,295	$4,300,369
4.00%, 1/15/25(10)	EUR	500	525,036

			$4,825,405

Metals/Mining — 0.3%
Alcoa, Inc.
5.95%, 2/1/37		683	$553,230
Freeport-McMoRan, Inc.
3.55%, 3/1/22		1,000	585,000
Glencore Finance Canada, Ltd.
5.80%, 11/15/16(8)		949	945,637
Glencore Funding, LLC
4.00%, 4/16/25(8)		1,300	905,121
Newcrest Finance Pty. Ltd.
5.75%, 11/15/41(8)		794	550,912
Southern Copper Corp.
5.25%, 11/8/42		1,128	818,353
Timken Co. (The)
3.875%, 9/1/24		851	804,981

			$5,163,234

Nonferrous Metals/Minerals — 0.9%
Barrick International Barbados Corp.
6.35%, 10/15/36(8)		550	$409,554
BHP Billiton Finance USA, Ltd.
6.75% to 10/19/25, 10/19/75(8)(12)		1,460	1,412,550
Eldorado Gold Corp.
6.125%, 12/15/20(8)		3,315	2,917,200
Imperial Metals Corp.
7.00%, 3/15/19(8)		880	787,600
Kissner Milling Co., Ltd.
7.25%, 6/1/19(8)		4,245	4,000,912
New Gold, Inc.
6.25%, 11/15/22(8)		1,535	1,228,000
Novelis, Inc.
8.375%, 12/15/17		1,565	1,529,788
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(8)		2,330	1,456,250
SunCoke Energy, Inc.
7.625%, 8/1/19		92	89,700
Teck Resources, Ltd.
4.75%, 1/15/22		2,060	1,009,400

			$14,840,954

Oil and Gas — 6.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20		1,245	$1,216,988
7.00%, 5/20/22		4,620	4,492,950
AmeriGas Partners, L.P./AmeriGas Finance Corp.
6.25%, 8/20/19		1,570	1,511,125
Anadarko Finance Co.
7.50%, 5/1/31		655	697,625
Antero Resources Corp.
6.00%, 12/1/20		473	397,320
5.375%, 11/1/21		3,515	2,829,575
5.625%, 6/1/23(8)		1,270	996,950

Security	Principal Amount* (000’s omitted)	Value
Apache Corp.
6.00%, 1/15/37	479	$464,034
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(8)	1,605	1,115,475
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	1,226,100
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	1,105	1,066,325
Chesapeake Energy Corp.
8.00%, 12/15/22(8)	846	418,770
5.75%, 3/15/23	2,201	649,295
Concho Resources, Inc.
7.00%, 1/15/21	1,800	1,782,000
6.50%, 1/15/22	685	661,025
5.50%, 4/1/23	5,200	4,836,000
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(8)	2,840	2,676,700
7.75%, 2/15/23(8)	2,450	2,315,250
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,210	5,079,750
Denbury Resources, Inc.
5.50%, 5/1/22	675	227,462
Devon Energy Corp.
5.85%, 12/15/25	949	924,739
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(8)	3,275	2,931,125
8.125%, 9/15/23(8)	975	882,375
Energy Transfer Equity, L.P.
7.50%, 10/15/20	1,950	1,813,500
5.875%, 1/15/24	2,070	1,697,400
Ensco PLC
5.20%, 3/15/25	737	525,626
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	2,065	1,063,475
Gulfport Energy Corp.
7.75%, 11/1/20	4,585	4,126,500
6.625%, 5/1/23	2,420	2,032,800
Halcon Resources Corp.
8.625%, 2/1/20(8)	315	218,531
Harvest Operations Corp.
6.875%, 10/1/17	920	713,000
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.50%, 3/1/20	615	611,925
Kinder Morgan Energy Partners, L.P.
4.25%, 9/1/24	2,245	1,914,478
Laredo Petroleum, Inc.
7.375%, 5/1/22	860	795,500
Matador Resources Co.
6.875%, 4/15/23	2,675	2,501,125
Memorial Resource Development Corp.
5.875%, 7/1/22	4,580	4,030,400
Murphy Oil Corp.
3.70%, 12/1/22	901	690,347
Noble Energy, Inc.
5.625%, 5/1/21	1,715	1,679,491
5.875%, 6/1/22	2,695	2,567,103

Security	Principal Amount* (000’s omitted)		Value
Pacific Drilling SA
5.375%, 6/1/20(8)		1,274	$535,080
Pacific Exploration and Production Corp.
5.625%, 1/19/25(8)		910	186,550
Paramount Resources, Ltd.
6.875%, 6/30/23(8)		1,250	993,750
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20		2,545	2,646,800
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23		1,800	1,647,000
Petrobras Global Finance B.V.
4.875%, 3/17/20		2,160	1,625,400
Precision Drilling Corp.
6.50%, 12/15/21		1,390	1,077,250
Rowan Cos., Inc.
7.875%, 8/1/19		1,356	1,334,361
RSP Permian, Inc.
6.625%, 10/1/22		3,090	2,858,250
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21		3,640	3,367,000
5.625%, 4/15/23		4,451	3,928,007
5.75%, 5/15/24		1,640	1,435,000
5.625%, 3/1/25(8)		3,950	3,357,500
SESI, LLC
6.375%, 5/1/19		455	423,437
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)		4,390	3,972,950
6.75%, 5/1/23(8)		2,225	1,880,125
Seventy Seven Energy, Inc.
6.50%, 7/15/22		1,255	203,938
Seventy Seven Operating, LLC
6.625%, 11/15/19		1,100	390,500
SM Energy Co.
6.125%, 11/15/22		870	643,800
6.50%, 1/1/23		1,995	1,476,300
Southwestern Energy Co.
4.10%, 3/15/22		868	547,022
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(8)		1,835	1,734,075
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19(8)		630	614,250
6.25%, 10/15/22(8)		1,505	1,433,512
Triangle USA Petroleum Corp.
6.75%, 7/15/22(8)		1,375	426,250
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24		385	308,986

			$105,427,252

Packaging & Containers — 0.0%(9)
Horizon Holdings I SASU
7.25%, 8/1/23(8)	EUR	500	$565,104

			$565,104

Pharmaceuticals — 0.1%
AbbVie, Inc.
4.40%, 11/6/42		700	$656,202

Security	Principal Amount* (000’s omitted)		Value
Actavis Funding SCS
3.00%, 3/12/20		480	$480,818
IDH Finance PLC
6.00%, 12/1/18(10)	GBP	600	888,500

			$2,025,520

Pipelines — 0.2%
Plains All America Pipeline L.P./PAA Finance Corp.
4.65%, 10/15/25		1,735	$1,518,297
Regency Energy Partners, L.P./Regency Energy Finance Corp.
5.00%, 10/1/22		2,002	1,776,757

			$3,295,054

Publishing — 1.1%
Laureate Education, Inc.
9.25%, 9/1/19(8)		15,215	$9,490,356
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21		4,645	4,946,925
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(8)(11)		1,020	1,013,625
Tribune Media Co.
5.875%, 7/15/22(8)		2,390	2,395,975

			$17,846,881

Radio and Television — 0.9%
CCO Safari II, LLC
6.384%, 10/23/35(8)		452	$457,184
CCOH Safari, LLC
5.75%, 2/15/26(8)		1,885	1,894,425
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20		470	429,463
Series A, 6.50%, 11/15/22		1,100	1,065,625
Series B, 6.50%, 11/15/22		2,130	2,084,737
iHeartCommunications, Inc.
9.00%, 12/15/19		226	168,088
11.25%, 3/1/21		1,505	1,059,144
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)		1,250	1,285,937
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)		745	782,250
6.00%, 7/15/24(8)		2,830	2,964,425
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19		1,470	1,492,050
Univision Communications, Inc.
5.125%, 5/15/23(8)		1,260	1,219,050

			$14,902,378

Real Estate Investment Trusts (REITs) — 0.2%
ARC Properties Operating Partnership, L.P.
3.00%, 2/6/19		442	$426,309
CBL & Associates, L.P.
4.60%, 10/15/24		878	829,367
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23		485	415,887
DDR Corp.
3.625%, 2/1/25		455	430,395
ESH Hospitality, Inc.
5.25%, 5/1/25(8)		1,260	1,234,800

			$3,336,758

Security	Principal Amount* (000’s omitted)		Value
Retail — 0.1%
Kirk Beauty Zero GmbH
6.25%, 7/15/22(8)	EUR	500	$572,310
PizzaExpress Financing 2 PLC
6.625%, 8/1/21(10)	GBP	400	606,274

			$1,178,584

Retailers (Except Food and Drug) — 3.1%
Best Buy Co., Inc.
5.00%, 8/1/18		1,120	$1,164,520
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(8)(11)		1,505	363,367
Dollar General Corp.
3.25%, 4/15/23		945	901,460
Dollar Tree, Inc.
5.25%, 3/1/20(8)		1,905	1,976,438
5.75%, 3/1/23(8)		6,595	6,908,262
Gap, Inc. (The)
5.95%, 4/12/21		295	312,571
Hot Topic, Inc.
9.25%, 6/15/21(8)		4,740	4,218,600
L Brands, Inc.
8.50%, 6/15/19		3,325	3,881,937
6.625%, 4/1/21		6,135	6,825,187
5.625%, 2/15/22		790	840,363
6.875%, 11/1/35(8)		2,850	2,939,063
Levi Strauss & Co.
6.875%, 5/1/22		2,125	2,284,375
Michaels Stores, Inc.
5.875%, 12/15/20(8)		1,775	1,837,125
Murphy Oil USA, Inc.
6.00%, 8/15/23		4,165	4,394,075
Party City Holdings, Inc.
6.125%, 8/15/23(8)		3,215	3,134,625
Radio Systems Corp.
8.375%, 11/1/19(8)		3,300	3,432,000
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22		1,225	1,274,000
5.625%, 12/1/25		2,385	2,420,775
Vista Outdoor, Inc.
5.875%, 10/1/23(8)		1,620	1,668,600
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		846	822,934

			$51,600,277

Road & Rail — 0.1%
Florida East Coast Holdings Corp.
6.75%, 5/1/19(8)		800	$734,000
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)		1,045	1,034,550

			$1,768,550

Software and Services — 0.5%
HP Enterprise Co.
3.60%, 10/15/20(8)		950	$953,301
IHS, Inc.
5.00%, 11/1/22		2,240	2,276,400

Security	Principal Amount* (000’s omitted)		Value
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(8)(11)		2,090	$1,517,863
Italics Merger Sub, Inc.
7.125%, 7/15/23(8)		2,045	1,860,950
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(8)		2,350	1,451,125

			$8,059,639

Steel — 0.3%
ArcelorMittal
7.25%, 2/25/22		4,000	$3,240,000
JMC Steel Group, Inc.
8.25%, 3/15/18(8)		2,635	1,758,862
Steel Dynamics, Inc.
6.375%, 8/15/22		500	482,500

			$5,481,362

Super Retail — 0.1%
AutoNation, Inc.
5.50%, 2/1/20		983	$1,065,856
4.50%, 10/1/25		370	376,348
Dufry Finance SCA
4.50%, 8/1/23(10)	EUR	500	571,821

			$2,014,025

Surface Transport — 0.7%
Hertz Corp. (The)
6.25%, 10/15/22		690	$717,600
XPO Logistics, Inc.
7.875%, 9/1/19(8)		7,190	7,337,539
6.50%, 6/15/22(8)		3,035	2,818,756

			$10,873,895

Technology — 0.5%
Abengoa Finance S.A.U.
7.75%, 2/1/20(8)		1,125	$161,719
International Game Technology PLC
6.50%, 2/15/25(8)		720	637,200
Israel Electric Corp., Ltd.
5.00%, 11/12/24(8)(10)		1,000	1,022,230
KLA-Tencor Corp.
4.65%, 11/1/24		864	871,296
Micron Technology, Inc.
5.25%, 8/1/23(8)		2,160	1,949,400
5.625%, 1/15/26(8)		1,080	936,900
Seagate HDD Cayman
4.75%, 6/1/23		1,750	1,534,206
Western Union Co. (The)
6.20%, 11/17/36		637	621,048

			$7,733,999

Telecommunications — 6.7%
Altice Financing SA
6.625%, 2/15/23(8)		2,580	$2,554,200
Altice Luxembourg SA
7.75%, 5/15/22(8)		2,515	2,276,075
7.625%, 2/15/25(8)		1,290	1,115,850

Security	Principal Amount* (000’s omitted)		Value
AT&T, Inc.
4.35%, 6/15/45		455	$392,544
Avaya, Inc.
9.00%, 4/1/19(8)		2,250	1,738,125
10.50%, 3/1/21(8)		3,390	1,169,700
Axtel SAB de CV
9.00%, 1/31/20(8)		860	896,550
CenturyLink, Inc.
5.80%, 3/15/22		210	193,253
6.75%, 12/1/23		2,250	2,117,812
Colombia Telecomunicaciones SA ESP
8.50% to 3/30/20, 12/29/49(8)(12)		1,593	1,373,963
CommScope Technologies Finance, LLC
6.00%, 6/15/25(8)		2,595	2,504,175
Digicel, Ltd.
6.00%, 4/15/21(8)		1,450	1,228,875
6.75%, 3/1/23(8)		2,230	1,873,200
Equinix, Inc.
5.875%, 1/15/26		2,725	2,813,562
Frontier Communications Corp.
6.25%, 9/15/21		1,600	1,364,000
10.50%, 9/15/22(8)		685	682,431
7.625%, 4/15/24		285	240,825
6.875%, 1/15/25		1,845	1,526,737
11.00%, 9/15/25(8)		3,205	3,180,962
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	3,148,600
Intelsat Jackson Holdings SA
7.25%, 10/15/20		2,350	2,056,250
7.50%, 4/1/21		630	551,250
Intelsat Luxembourg SA
7.75%, 6/1/21		3,185	1,496,950
8.125%, 6/1/23		4,100	1,865,500
Interoute Finco PLC
7.375%, 10/15/20(10)	EUR	400	455,566
Level 3 Financing, Inc.
5.375%, 1/15/24(8)		1,000	1,007,500
Matterhorn Telecom SA
3.625%, 5/1/22(10)	CHF	600	548,123
Oi Brasil Holdings Cooperatief UA
5.75%, 2/10/22(8)		1,092	507,780
Plantronics, Inc.
5.50%, 5/31/23(8)		2,370	2,364,075
Play Topco SA
7.75%, 2/28/20(10)(11)	EUR	400	445,567
SBA Telecommunications, Inc.
5.75%, 7/15/20		1,985	2,071,844
Sprint Capital Corp.
8.75%, 3/15/32		1,365	1,027,163
Sprint Communications, Inc.
9.125%, 3/1/17		1,225	1,246,438
9.00%, 11/15/18(8)		13,520	14,263,600
7.00%, 8/15/20		4,810	3,727,750
6.00%, 11/15/22		250	180,000
Sprint Corp.
7.25%, 9/15/21		2,060	1,539,850
7.875%, 9/15/23		8,550	6,442,425
7.625%, 2/15/25		1,870	1,374,450

Security	Principal Amount* (000’s omitted)		Value
T-Mobile USA, Inc.
5.25%, 9/1/18		4,725	$4,832,257
6.25%, 4/1/21		1,100	1,138,500
6.633%, 4/28/21		1,735	1,817,412
6.731%, 4/28/22		620	647,900
6.625%, 4/1/23		1,670	1,707,575
6.375%, 3/1/25		1,395	1,415,925
6.50%, 1/15/26		610	617,314
Telecom Italia Capital SA
7.721%, 6/4/38		546	571,935
Verizon Communications, Inc.
4.50%, 9/15/20		664	714,262
6.00%, 4/1/41		431	467,005
Virgin Media Finance PLC
6.375%, 4/15/23(8)		10,705	10,905,719
5.75%, 1/15/25(8)		2,015	1,944,475
Wind Acquisition Finance SA
5.183%, 4/30/19(8)(13)	EUR	600	654,032
3.951%, 7/15/20(8)(13)	EUR	625	676,672
4.75%, 7/15/20(8)		3,800	3,771,500
7.375%, 4/23/21(8)		2,540	2,406,650
Windstream Corp.
7.50%, 6/1/22		1,870	1,442,238
6.375%, 8/1/23		180	130,275
Windstream Services, LLC
7.75%, 10/1/21		1,265	1,001,722

			$112,426,888

Utilities — 0.8%
AES Corp. (The)
5.50%, 3/15/24		760	$682,100
AES Gener SA
5.25%, 8/15/21(8)		660	678,710
Air Medical Merger Sub Corp.
6.375%, 5/15/23(8)		1,915	1,713,925
Calpine Corp.
5.375%, 1/15/23		1,905	1,719,263
5.75%, 1/15/25		610	540,613
Enel SpA
8.75% to 9/24/23, 9/24/73(8)(12)		1,092	1,246,245
ITC Holdings Corp.
5.30%, 7/1/43		660	678,248
NRG Energy, Inc.
8.25%, 9/1/20		2,330	2,271,750
7.875%, 5/15/21		2,015	1,899,137
PPL Capital Funding, Inc.
Series A, 6.70% to 3/30/17, 3/30/67(12)		325	251,128
Southwestern Electric Power Co.
6.20%, 3/15/40		696	822,512
TerraForm Global Operating, LLC
9.75%, 8/15/22(8)		1,080	866,700

			$13,370,331

Total Corporate Bonds & Notes (identified cost $1,043,128,386)			$979,205,717

Foreign Government and Agency Securities — 3.3%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.2%
Republic of Albania
5.75%, 11/12/20(10)	EUR	2,270	$2,519,036

Total Albania			$2,519,036

Angola — 0.2%
Republic of Angola
9.50%, 11/12/25(8)		1,175	$1,092,750
Republic of Angola Via Northern Lights III B.V.
7.00%, 8/16/19(10)		1,808	1,744,237

Total Angola			$2,836,987

Argentina — 0.1%
Republic of Argentina
8.28%, 12/31/33(15)		1,094	$1,080,513

Total Argentina			$1,080,513

Armenia — 0.1%
Republic of Armenia
6.00%, 9/30/20(10)		200	$194,846
7.15%, 3/26/25(10)		950	922,555

Total Armenia			$1,117,401

Barbados — 0.2%
Barbados Government International Bond
6.625%, 12/5/35(10)		4,200	$3,454,500

Total Barbados			$3,454,500

Belarus — 0.1%
Republic of Belarus
8.95%, 1/26/18(10)		1,473	$1,516,866

Total Belarus			$1,516,866

Brazil — 0.1%
Federative Republic of Brazil
6.00%, 1/17/17		1,408	$1,450,240

Total Brazil			$1,450,240

Colombia — 0.1%
Republic of Colombia
7.375%, 1/27/17		1,375	$1,450,625

Total Colombia			$1,450,625

Congo — 0.1%
Republic of Congo
4.00% to 6/30/17, 6/30/29(10)(16)		1,282	$1,029,205

Total Congo			$1,029,205

Cyprus — 0.1%
Republic of Cyprus
3.875%, 5/6/22(10)	EUR	1,615	$1,829,703
4.625%, 2/3/20(8)(10)	EUR	120	140,317
4.75%, 6/25/19(10)	EUR	415	486,405

Total Cyprus			$2,456,425

Security	Principal Amount* (000’s omitted)	Value
Dominican Republic — 0.1%
Dominican Republic International Bond
8.625%, 4/20/27(10)	2,000	$2,350,000

Total Dominican Republic		$2,350,000

Ecuador — 0.1%
Republic of Ecuador
10.50%, 3/24/20(8)	1,965	$1,591,650
10.50%, 3/24/20(10)	1,000	810,000

Total Ecuador		$2,401,650

Egypt — 0.0%(9)
Arab Republic of Egypt
5.875%, 6/11/25(8)	244	$212,390

Total Egypt		$212,390

Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(10)	2,443	$2,428,635

Total Fiji		$2,428,635

Georgia — 0.0%(9)
Republic of Georgia
6.875%, 4/12/21(10)	240	$249,474

Total Georgia		$249,474

Indonesia — 0.1%
Republic of Indonesia
6.875%, 3/9/17(10)	1,351	$1,431,897

Total Indonesia		$1,431,897

Iraq — 0.1%
Republic of Iraq
5.80%, 1/15/28(10)	2,250	$1,524,398

Total Iraq		$1,524,398

Ivory Coast — 0.1%
Ivory Coast
5.75%, 12/31/32(10)	2,500	$2,236,175

Total Ivory Coast		$2,236,175

Kazakhstan — 0.1%
Kazakhstan Government International Bond
5.125%, 7/21/25(8)	2,040	$2,014,500
6.50%, 7/21/45(8)	220	217,259

Total Kazakhstan		$2,231,759

Kenya — 0.1%
Republic of Kenya
6.875%, 6/24/24(10)	1,684	$1,481,920
6.875%, 6/24/24(8)	200	176,000

Total Kenya		$1,657,920

Lebanon — 0.2%
Lebanese Republic
5.00%, 10/12/17(10)	1,800	$1,802,700
9.00%, 3/20/17	750	786,150

Total Lebanon		$2,588,850

Security	Principal Amount* (000’s omitted)		Value
Macedonia — 0.2%
Republic of Macedonia
3.975%, 7/24/21(10)	EUR	2,500	$2,593,257
4.875%, 12/1/20(8)	EUR	485	523,998

Total Macedonia			$3,117,255

Mongolia — 0.0%(9)
Mongolia International Bond
4.125%, 1/5/18(10)		655	$601,814
5.125%, 12/5/22(10)		200	159,823

Total Mongolia			$761,637

Nigeria — 0.1%
Republic of Nigeria
5.125%, 7/12/18(10)		1,800	$1,721,250

Total Nigeria			$1,721,250

Russia — 0.1%
Russian Federation
3.25%, 4/4/17(10)		1,400	$1,399,002

Total Russia			$1,399,002

Rwanda — 0.1%
Republic of Rwanda
6.625%, 5/2/23(10)		1,875	$1,796,257

Total Rwanda			$1,796,257

Serbia — 0.1%
Republic of Serbia
5.25%, 11/21/17(10)		200	$208,089
5.875%, 12/3/18(10)		980	1,033,655

Total Serbia			$1,241,744

Sweden — 0.1%
Svensk Exportkredit AB
2.875% to 11/14/18, 11/14/23(8)(12)		900,000	$891,936

Total Sweden			$891,936

Tanzania — 0.1%
United Republic of Tanzania
6.538%, 3/9/20(10)(13)		2,588	$2,451,871

Total Tanzania			$2,451,871

Venezuela — 0.1%
Bolivarian Republic of Venezuela
9.25%, 9/15/27		4,376	$1,816,040

Total Venezuela			$1,816,040

Zambia — 0.1%
Republic of Zambia
5.375%, 9/20/22(10)		585	$425,728
8.97%, 7/30/27(8)		1,191	948,274

Total Zambia			$1,374,002

Total Foreign Government and Agency Securities (identified cost $57,116,218)			$54,795,940

Sovereign Loans — 0.1%
Borrower	Principal Amount* (000’s omitted)	Value
Kenya — 0.1%
Government of Kenya
Term Loan, 5.95%, Maturing October 28, 2017(17)	1,150	$1,132,750

Total Kenya		$1,132,750

Total Sovereign Loans (identified cost $1,133,179)		$1,132,750

Mortgage Pass-Throughs — 15.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.528%, with maturity at 2035(18)	$4,131	$4,379,258
5.00%, with various maturities to 2019(19)	4,413	4,592,549
5.50%, with various maturities to 2032	1,892	2,055,399
6.00%, with various maturities to 2031	851	910,498
6.50%, with various maturities to 2036	9,545	10,929,649
7.00%, with various maturities to 2036(19)	9,976	11,475,692
7.13%, with maturity at 2023	171	189,167
7.50%, with various maturities to 2035	6,684	7,735,703
7.65%, with maturity at 2022	161	177,404
8.00%, with various maturities to 2030	3,852	4,328,514
8.25%, with maturity at 2020	95	102,465
8.30%, with maturity at 2020	351	378,831
8.50%, with various maturities to 2031	3,414	3,958,408
9.00%, with various maturities to 2031	535	592,575
9.50%, with various maturities to 2025	543	582,294
10.00%, with maturity at 2020	57	61,035
10.50%, with maturity at 2020	51	56,586

		$52,506,027

Federal National Mortgage Association:
2.514%, with maturity at 2036(18)	$19,121	$20,227,750
2.529%, with maturity at 2022(18)	545	555,359
2.581%, with maturity at 2036(18)	1,742	1,776,629
4.50%, with maturity at 2042(19)	14,216	15,407,413
4.557%, with maturity at 2037(18)	3,149	3,247,799
5.00%, with various maturities to 2040(19)	18,610	20,377,375
5.50%, with various maturities to 2033	1,853	2,063,715
6.00%, with various maturities to 2033	5,641	6,218,134
6.319%, with maturity at 2032(18)	5,549	6,137,952
6.50%, with various maturities to 2036(19)	39,478	45,131,320
6.75%, with maturity at 2023	89	99,033
7.00%, with various maturities to 2037	18,215	21,020,051
7.50%, with various maturities to 2035	7,512	8,783,904
7.972%, with maturity at 2027(20)	570	655,918
8.00%, with various maturities to 2034	2,561	2,968,154
8.241%, with maturity at 2029(20)	190	219,748
8.25%, with maturity at 2018	1	1,190
8.30%, with maturity at 2024(20)	28	32,297
8.316%, with maturity at 2028(20)	179	205,515
8.50%, with various maturities to 2030	2,651	3,007,577

Security	Principal Amount (000’s omitted)	Value
8.57%, with maturity at 2027(20)	$221	$254,674
8.63%, with maturity at 2018(20)	26	26,757
9.00%, with various maturities to 2027	3,632	4,124,248
9.496%, with maturity at 2025(20)	102	111,646
9.50%, with various maturities to 2030	882	984,998
9.787%, with maturity at 2019(20)	42	43,979
10.00%, with various maturities to 2020	172	185,291
10.50%, with maturity at 2021	155	173,457

		$164,041,883

Government National Mortgage Association:
6.00%, with maturity at 2024	$985	$1,090,114
6.50%, with various maturities to 2032(19)	7,222	8,108,324
7.00%, with various maturities to 2033	5,064	5,859,520
7.50%, with various maturities to 2032(19)	10,475	12,006,611
8.00%, with various maturities to 2034(19)	6,138	7,170,102
8.30%, with maturity at 2020	174	189,047
8.50%, with various maturities to 2022	322	360,910
9.00%, with various maturities to 2026	1,411	1,617,248
9.50%, with various maturities to 2026	2,073	2,352,887
10.00%, with maturity at 2019	88	95,969

		$38,850,732

Total Mortgage Pass-Throughs (identified cost $247,534,278)		$255,398,642

Collateralized Mortgage Obligations — 12.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$530	$581,880
Series 1497, Class K, 7.00%, 4/15/23	515	576,621
Series 1529, Class Z, 7.00%, 6/15/23	746	837,196
Series 1620, Class Z, 6.00%, 11/15/23	620	682,122
Series 1677, Class Z, 7.50%, 7/15/23	444	504,120
Series 1702, Class PZ, 6.50%, 3/15/24	5,097	5,676,829
Series 2113, Class QG, 6.00%, 1/15/29	1,055	1,186,465
Series 2122, Class K, 6.00%, 2/15/29	198	222,058
Series 2130, Class K, 6.00%, 3/15/29	134	150,447
Series 2167, Class BZ, 7.00%, 6/15/29	142	162,570
Series 2182, Class ZB, 8.00%, 9/15/29	1,412	1,672,307
Series 2198, Class ZA, 8.50%, 11/15/29	1,718	2,037,069
Series 2245, Class A, 8.00%, 8/15/27	4,232	5,003,922
Series 2458, Class ZB, 7.00%, 6/15/32	1,412	1,644,775
Series 3727, (Interest Only), Class PS, 6.37%, 11/15/38(21)(22)	8,475	595,096
Series 3762, Class SH, 9.513%, 11/15/40(21)	1,166	1,359,213
Series 3780, (Interest Only), Class PS, 6.12%, 8/15/35(21)(22)	5,228	198,041
Series 3973, (Interest Only), Class SG, 6.32%, 4/15/30(21)(22)	7,781	916,564
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(22)	8,265	1,148,041
Series 4070, (Interest Only), Class S, 5.77%, 6/15/32(21)(22)	14,130	2,657,591
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(22)	18,528	2,942,267
Series 4095, (Interest Only), Class HS, 5.77%, 7/15/32(21)(22)	5,956	1,178,596
Series 4109, (Interest Only), Class ES, 5.82%, 12/15/41(21)(22)	2,321	110,659
Series 4109, (Interest Only), Class KS, 5.77%, 5/15/32(21)(22)	11,201	808,815

Security	Principal Amount (000’s omitted)	Value
Series 4110, (Interest Only), Class SA, 5.32%, 9/15/42(21)(22)	$9,391	$1,369,184
Series 4149, (Interest Only), Class S, 5.92%, 1/15/33(21)(22)	6,804	1,356,588
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(22)	9,023	480,538
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(22)	5,871	663,675
Series 4203, (Interest Only), Class QS, 5.92%, 5/15/43(21)(22)	5,449	1,122,710
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(22)	6,721	346,485
Series 4273, Class PU, 4.00%, 11/15/43	6,506	6,590,406
Series 4273, Class SP, 11.35%, 11/15/43(21)	1,446	1,739,788
Series 4313, Class SY, 11.119%, 3/15/44(21)	862	931,297
Series 4316, (Interest Only), Class JS, 5.77%, 1/15/44(21)(22)	5,886	966,362
Series 4326, Class TS, 12.98%, 4/15/44(21)	3,615	3,801,645
Series 4336, Class GU, 3.50%, 2/15/53	5,630	5,765,134
Series 4407, Class LN, 8.752%, 12/15/43(21)	1,951	2,047,028
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(23)	1,438	1,208,802
Series 4443, Class ZJ, 3.00%, 9/15/44	376	376,472
Series 4450, Class DS, 5.504%, 9/15/44(21)	2,307	2,319,676
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(23)	8,032	7,110,251
Series 4490, Class ZP, 4.00%, 7/15/45	3,692	3,707,793

		$74,757,098

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$39	$40,023
Series G92-44, Class ZQ, 8.00%, 7/25/22	63	65,124
Series G92-46, Class Z, 7.00%, 8/25/22	287	313,859
Series G92-60, Class Z, 7.00%, 10/25/22	412	449,249
Series G93-35, Class ZQ, 6.50%, 11/25/23	6,653	7,344,574
Series G93-40, Class H, 6.40%, 12/25/23	1,417	1,559,187
Series 1988-14, Class I, 9.20%, 6/25/18	36	38,599
Series 1989-1, Class D, 10.30%, 1/25/19	21	21,339
Series 1989-34, Class Y, 9.85%, 7/25/19	114	124,053
Series 1990-17, Class G, 9.00%, 2/25/20	93	102,570
Series 1990-27, Class Z, 9.00%, 3/25/20	48	52,376
Series 1990-29, Class J, 9.00%, 3/25/20	49	54,406
Series 1990-43, Class Z, 9.50%, 4/25/20	188	207,837
Series 1991-98, Class J, 8.00%, 8/25/21	104	116,028
Series 1992-77, Class ZA, 8.00%, 5/25/22	647	722,037
Series 1992-103, Class Z, 7.50%, 6/25/22	42	47,035
Series 1992-113, Class Z, 7.50%, 7/25/22	81	90,434
Series 1992-185, Class ZB, 7.00%, 10/25/22	146	161,338
Series 1993-16, Class Z, 7.50%, 2/25/23	407	453,563
Series 1993-22, Class PM, 7.40%, 2/25/23	354	393,809
Series 1993-25, Class J, 7.50%, 3/25/23	425	479,090
Series 1993-30, Class PZ, 7.50%, 3/25/23	777	874,318
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,153	1,269,222
Series 1993-56, Class PZ, 7.00%, 5/25/23	167	186,172
Series 1993-156, Class ZB, 7.00%, 9/25/23	192	214,983
Series 1994-45, Class Z, 6.50%, 2/25/24	1,448	1,582,738
Series 1994-89, Class ZQ, 8.00%, 7/25/24	871	996,260
Series 1996-57, Class Z, 7.00%, 12/25/26	873	992,119
Series 1997-77, Class Z, 7.00%, 11/18/27	369	415,347
Series 1998-44, Class ZA, 6.50%, 7/20/28	409	461,940
Series 1999-45, Class ZG, 6.50%, 9/25/29	131	145,393
Series 2000-22, Class PN, 6.00%, 7/25/30	1,300	1,457,956
Series 2001-37, Class GA, 8.00%, 7/25/16	8	7,943
Series 2002-1, Class G, 7.00%, 7/25/23	260	288,168
Series 2002-21, Class PE, 6.50%, 4/25/32	1,012	1,135,477

Security	Principal Amount (000’s omitted)	Value
Series 2005-75, Class CS, 22.514%, 9/25/35(21)	$948	$1,993,168
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(23)	7,822	6,728,316
Series 2007-74, Class AC, 5.00%, 8/25/37	11,557	12,534,888
Series 2010-99, (Interest Only), Class NS, 6.178%, 3/25/39(21)(22)	6,775	715,557
Series 2010-119, (Interest Only), Class SK, 5.578%, 4/25/40(21)(22)	3,613	163,250
Series 2010-124, (Interest Only), Class SJ, 5.628%, 11/25/38(21)(22)	5,903	797,816
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(22)	14,000	385,563
Series 2011-45, (Interest Only), Class SA, 6.228%, 1/25/29(21)(22)	5,717	442,402
Series 2011-49, Class NT, 6.00%, 6/25/41(21)	1,511	1,647,091
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(22)	12,113	1,351,609
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(22)	6,714	747,996
Series 2011-109, Class PE, 3.00%, 8/25/41	6,338	6,417,771
Series 2012-24, (Interest Only), Class S, 5.078%, 5/25/30(21)(22)	5,439	579,122
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(22)	11,099	1,226,970
Series 2012-56, (Interest Only), Class SU, 6.328%, 8/25/26(21)(22)	5,910	552,593
Series 2012-103, (Interest Only), Class GS, 5.678%, 2/25/40(21)(22)	15,327	2,282,648
Series 2012-124, (Interest Only), Class IO, 1.547%, 11/25/42(20)(22)	14,858	815,814
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(22)	5,505	1,194,501
Series 2012-150, (Interest Only), Class SK, 5.728%, 1/25/43(21)(22)	8,947	1,653,499
Series 2013-6, Class TA, 1.50%, 1/25/43	11,932	11,202,483
Series 2013-12, (Interest Only), Class SP, 5.228%, 11/25/41(21)(22)	5,199	754,395
Series 2013-15, (Interest Only), Class DS, 5.778%, 3/25/33(21)(22)	18,433	3,543,110
Series 2013-16, (Interest Only), Class SY, 5.728%, 3/25/43(21)(22)	4,161	894,054
Series 2013-54, (Interest Only), Class HS, 5.878%, 10/25/41(21)(22)	7,029	983,179
Series 2013-64, (Interest Only), Class PS, 5.828%, 4/25/43(21)(22)	7,473	1,506,745
Series 2013-75, (Interest Only), Class SC, 5.828%, 7/25/42(21)(22)	16,865	2,516,088
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(22)	3,598	695,108
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(22)	3,724	713,167
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(22)	8,333	1,709,995
Series 2014-64, Class PA, 3.00%, 3/25/44	15,328	15,437,421
Series 2014-72, Class CS, 8.35%, 11/25/44(21)	1,928	1,930,274
Series 2014-74, Class HS, 7.757%, 11/25/44(21)	778	778,555
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(22)	9,983	1,816,005
Series 2015-17, (Interest Only), Class SA, 5.778%, 11/25/43(21)(22)	14,820	2,747,980
Series 2015-42, Class SC, 7.815%, 5/25/45(21)	1,837	1,849,563
Series 2015-43, Class ZA, 4.00%, 6/25/45	2,777	2,837,800
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(22)	9,396	1,640,605

		$118,651,667

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$990	$1,030,720
Series 2011-156, Class GA, 2.00%, 12/16/41	1,604	1,463,633
Series 2013-168, Class US, 10.928%, 11/20/43(21)	144	145,026
Series 2014-117, Class HS, 29.583%, 8/20/44(21)	465	498,405
Series 2014-146, Class S, 5.547%, 10/20/44(21)	916	909,860
Series 2015-72, Class ZN, 3.50%, 5/20/45	2,881	2,904,359
Series 2015-79, Class CS, 5.264%, 5/20/45(21)	2,319	2,272,514

		$9,224,517

Total Collateralized Mortgage Obligations (identified cost $203,583,927)		$202,633,282

Commercial Mortgage-Backed Securities — 7.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(8)	$421	$421,485
Series 2015-1, Class A2, 3.13%, 4/15/34(8)	2,400	2,388,506
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	3,000	3,383,048
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(20)	1,916	1,927,134
Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,057,419
Banc of America Merrill Lynch Large Loan, Inc.
Series 2013-DSNY, Class E, 2.931%, 9/15/26(8)(20)	1,500	1,486,055
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,325	1,351,523
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,443	1,457,665
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,258	3,256,252
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	1,500	1,121,290
Commercial Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	587	597,768
Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	408,787
Series 2012-CR2, Class D, 4.855%, 8/15/45(8)(20)	1,650	1,676,942
Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	790,045
Series 2013-CR10, Class D, 4.791%, 8/10/46(8)(20)	1,700	1,579,722
Series 2013-CR11, Class D, 5.17%, 10/10/46(8)(20)	2,500	2,330,207
Series 2014-CR21, Class D, 4.066%, 12/10/47(8)(20)	2,500	2,026,943
Series 2014-KYO, Class D, 2.301%, 6/11/27(8)(20)	3,250	3,187,318
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,238,939
Series 2015-CR22, Class D, 4.128%, 3/10/48(8)(20)	3,000	2,379,644
Series 2015-LC19, Class C, 4.263%, 2/10/48(20)	775	747,473
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3, 5.817%, 6/15/38(20)	1,654	1,657,064
Series 2006-C4, Class A3, 5.467%, 9/15/39	536	542,045
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(8)	250	250,404
Extended Stay America Trust
Series 2013-ESH5, Class D5, 3.391%, 12/5/31(8)(20)	500	497,745
Series 2013-ESH7, Class D7, 5.053%, 12/5/31(8)(20)	4,200	4,221,401
Hilton USA Trust
Series 2013-HLT, Class DFX, 4.407%, 11/5/30(8)	2,400	2,407,899
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,502,321
Series 2014-C19, Class D, 4.676%, 4/15/47(8)(20)	1,425	1,212,561
Series 2014-C21, Class D, 4.661%, 8/15/47(8)(20)	1,000	838,179
Series 2014-C22, Class D, 4.561%, 9/15/47(8)(20)	2,500	1,999,705
Series 2014-C23, Class C, 4.46%, 9/15/47(20)	500	489,820
Series 2014-C25, Class D, 3.949%, 11/15/47(8)(20)	2,100	1,747,635
Series 2015-C29, Class D, 3.702%, 5/15/48(20)	2,000	1,512,515
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class A4, 5.552%, 5/12/45	1,281	1,296,600
Series 2006-LDP7, Class A4, 5.909%, 4/15/45(20)	2,758	2,767,272
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	2,153	2,166,057
Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,667	1,698,939

Security	Principal Amount (000’s omitted)	Value
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	$3,000	$3,052,815
Series 2010-C2, Class D, 5.551%, 11/15/43(8)(20)	3,247	3,351,086
Series 2011-C5, Class D, 5.323%, 8/15/46(8)(20)	3,000	3,104,796
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,058,724
Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,097,475
Series 2014-DSTY, Class B, 3.771%, 6/10/27(8)	2,700	2,779,604
Series 2014-FBLU, Class D, 2.931%, 12/15/28(8)(20)	1,500	1,500,038
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	2,040	2,073,574
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 4.896%, 4/15/47(8)(20)	2,450	2,242,648
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,744	1,776,336
Series 2007-IQ15, Class A4, 5.917%, 6/11/49(20)	3,341	3,473,520
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(8)	2,500	2,464,067
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.534%, 5/10/45(8)(20)	3,000	3,048,090
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 5.888%, 1/10/45(8)(20)	2,850	3,092,735
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5, 5.169%, 1/15/41(20)	134	133,523
Series 2006-C27, Class A3, 5.765%, 7/15/45(20)	2,459	2,456,821
Series 2006-C29, Class A4, 5.308%, 11/15/48	1,902	1,929,149
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.299%, 7/15/46(8)(20)	3,000	2,746,240
Series 2015-C29, Class D, 4.366%, 6/15/48(20)	3,000	2,386,890
Series 2015-C31, Class D, 3.852%, 11/15/48	1,000	744,878
Series 2015-LC22, Class C, 4.539%, 9/15/58(20)	1,000	955,906
Series 2015-NXS1, Class D, 4.105%, 5/15/48(20)	2,500	2,036,196
Series 2015-SG1, Class C, 4.471%, 12/15/47(20)	1,275	1,211,752
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D, 4.802%, 11/15/45(8)(20)	2,750	2,679,659
Series 2013-C13, Class AS, 3.345%, 5/15/45	660	662,535
Series 2014-LC14, Class D, 4.586%, 3/15/47(8)(20)	3,000	2,594,403

Total Commercial Mortgage-Backed Securities (identified cost $122,386,928)		$120,275,787

Asset-Backed Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.101%, 6/17/31(8)(13)	$975,000	$946,709
Series 2014-SFR1, Class D, 2.451%, 6/17/31(8)(13)	1,475,000	1,435,537
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.701%, 9/17/31(8)(13)	3,000,000	2,954,920
Series 2014-SFR1, Class D, 3.351%, 9/17/31(8)(13)	1,250,000	1,245,490
Apidos CLO XVII
Series 2014-17A, Class B, 3.165%, 4/17/26(8)(13)	750,000	728,710
Series 2014-17A, Class C, 3.615%, 4/17/26(8)(13)	1,000,000	883,571
Series 2014-17A, Class D, 5.065%, 4/17/26(8)(13)	1,000,000	768,918
Avis Budget Rental Car Funding LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(8)	450,000	455,274
Series 2014-1A, Class B, 2.96%, 7/20/20(8)	1,335,000	1,319,995

Security	Principal Amount (000’s omitted)	Value
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.065%, 7/17/19(8)(13)	$500	$478,920
CIFC Funding, Ltd.
Series 2013-2A, Class A3L, 2.965%, 4/21/25(8)(13)	3,100	2,965,550
Colony American Homes
Series 2014-1A, Class C, 2.201%, 5/17/31(8)(13)	2,740,000	2,666,850
Series 2014-1A, Class D, 2.501%, 5/17/31(8)(13)	500,000	487,882
DB Master Finance LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(8)	1,677	1,663,754
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(8)	1,000,000	999,627
Series 2015-1, Class C, 2.42%, 3/23/20(8)	1,950,000	1,934,748
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(8)	1,400	1,379,037
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(8)	1,477	1,449,392
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(8)	2,600	2,600,276
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(8)	255	254,136
Invitation Homes Trust
Series 2013-SFR1, Class C, 2.268%, 12/17/30(8)(13)	1,250	1,211,332
Series 2013-SFR1, Class D, 2.568%, 12/17/30(8)(13)	1,000,000	971,937
Series 2014-SFR1, Class D, 2.951%, 6/17/31(8)(13)	1,431,000	1,414,321
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(8)	1,477	1,462,231
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(8)	1,300	1,288,731
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.065%, 7/17/25(8)(13)	1,075,000	1,033,239
Series 2013-1A, Class D, 3.665%, 7/17/25(8)(13)	1,075,000	928,051
Series 2013-1A, Class E, 4.815%, 7/17/25(8)(13)	1,300,000	987,857
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(8)	1,040,000	1,036,685
Series 2014-1A, Class B, 3.24%, 6/18/24(8)	1,200,000	1,195,054
Series 2015-1A, Class B, 3.85%, 3/18/26(8)	1,200,000	1,215,108
Progress Residential Trust
Series 2014-SFR1, Class C, 2.601%, 10/17/31(8)(13)	1,250	1,226,347
Santander Drive Auto Receivables Trust
Series 2014-3, Class D, 2.65%, 8/17/20	3,400	3,385,616
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(8)	918,000	914,082
Series 2015-1A, Class B, 3.05%, 3/22/32(8)	1,901,000	1,881,890
Silver Bay Realty Trust
Series 2014-1, Class C, 2.356%, 9/17/31(8)(13)	2,700	2,631,054
SpringCastle Funding Trust
Series 2014-AA, Class B, 4.61%, 10/25/27(8)	2,955	2,965,053
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	1,000	992,853
Tricon American Homes
Series 2015-SFR1, Class D, 2.517%, 5/17/32(8)(13)	1,000	953,875
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(8)	3,192	3,123,504

Total Asset-Backed Securities (identified cost $59,800,221)		$58,438,116

U.S. Government Agency Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30(19)	$5,000	$4,959,980

		$4,959,980

Federal Home Loan Bank
4.125%, 12/13/19(19)	$3,975	$4,325,062
5.25%, 12/9/22(19)	9,000	10,709,685
5.375%, 5/15/19(19)	6,585	7,421,032

		$22,455,779

Total U.S. Government Agency Obligations (identified cost $26,172,187)		$27,415,759

U.S. Treasury Obligations — 1.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(19)	$25,000	$30,795,975

Total U.S. Treasury Obligations (identified cost $31,201,004)		$30,795,975

Common Stocks — 0.5%

Security	Shares	Value
Aerospace and Defense — 0.0%(9)
IAP Global Services, LLC(3)(14)(24)	31	$64,426

		$64,426

Automotive — 0.1%
Dayco Products, LLC(3)(14)(24)	25,372	$951,450

		$951,450

Building and Development — 0.2%
Panolam Holdings Co.(3)(24)(25)	3,677	$3,199,100

		$3,199,100

Business Equipment and Services — 0.0%
Education Management Corp.(3)(14)(24)	5,580,468	$0

		$0

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(3)(14)(24)	42,216	$366,441

		$366,441

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(14)(24)	46,819	$632,059
Tropicana Entertainment, Inc.(14)(24)	17,051	294,130

		$926,189

Publishing — 0.1%
ION Media Networks, Inc.(3)(14)(24)	5,187	$2,163,238

Security	Shares	Value
MediaNews Group, Inc.(3)(14)(24)	14,016	$490,551
Nelson Education, Ltd.(3)(14)(24)	73,690	0

		$2,653,789

Total Common Stocks (identified cost $3,777,414)		$8,161,395

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%(3)(14)(24)	6,209	$83,387

		$83,387

Oil, Gas & Consumable Fuels — 0.0%(9)
Chesapeake Energy Corp., 4.50%	4,441	$76,385

		$76,385

Total Convertible Preferred Stocks (identified cost $869,210)		$159,772

Preferred Stocks — 0.3%

Security	Shares	Value
Banks and Thrifts — 0.2%
Banco Santander (Mexico), SA, 5.95% to 1/30/19(8)(12)	2,425	$2,571,132
Farm Credit Bank of Texas, 6.75% to 9/15/23(8)(12)	8,000	835,000
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(12)	478	428,678

		$3,834,810

Utilities — 0.1%
AES Gener SA, 8.375% to 6/18/19(8)(12)	637	$642,556

		$642,556

Total Preferred Stocks (identified cost $4,554,265)		$4,477,366

Closed-End Funds — 1.1%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,903,444	$18,615,682

Total Closed-End Funds (identified cost $23,386,177)		$18,615,682

Warrants — 0.0%

Security	Shares	Value
Food Products — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(3)(24)	1,745	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(9)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%(9)
Adelphia, Inc., Escrow Certificate(24)	300,000	$2,250
Adelphia, Inc., Escrow Certificate(24)	2,500,000	18,750

		$21,000

Lodging and Casinos — 0.0%(9)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(8)(24)	$889,622	$8,896

		$8,896

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(24)	6,135,000	$0

		$0

Utilities — 0.0%(9)
EME Reorganization Trust(24)	1,099,749	$10,998

		$10,998

Total Miscellaneous (identified cost $203,413)		$40,894

Short-Term Investments — 1.6%

U.S. Treasury Obligations — 0.0%(9)

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/24/16(26)	$500	$499,810

Total U.S. Treasury Obligations (identified cost $499,962)		$499,810

Other — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.37%(27)	$26,302	$26,301,999

Total Other (identified cost $26,301,999)		$26,301,999

Total Short-Term Investments (identified cost $26,801,961)		$26,801,809

Total Investments — 163.7% (identified cost $2,865,436,844)		$2,733,534,075

Less Unfunded Loan Commitments — (0.0)%(9)		$(57,447)

Net Investments — 163.7% (identified cost $2,865,379,397)		$2,733,476,628

Value
Other Assets, Less Liabilities — (47.7)%	$(797,053,274)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (16.0)%	$(266,634,252)

Net Assets Applicable to Common Shares — 100.0%	$1,669,789,102

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after December 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Includes new money preferred shares that trade with the loan.

(6)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(7)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $603,496,838 or 36.1% of the Fund’s net assets applicable to common shares.

(9)	Amount is less than 0.05% or (0.05)%, as applicable.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2015, the aggregate value of these securities is $57,647,020 or 3.5% of the Fund’s net assets applicable to common shares.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2015.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Defaulted security.

(16)	Multi-step coupon bond. Interest rate represents the rate in effect at December 31, 2015.

(17)	Variable interest rate that updates semiannually based on changes to the LIBOR. The stated interest rate represents the rate in effect at December 31, 2015.

(18)	Adjustable rate mortgage security. Rate shown is the rate at December 31, 2015.

(19)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(20)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2015.

(21)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2015.

(22)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(23)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(24)	Non-income producing security.

(25)	Restricted security.

(26)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(27)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2015 was $60,675.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	408,378	USD	441,614	State Street Bank and Trust Company	1/29/16	$2,454	$—
USD	32,010	CHF	32,000	State Street Bank and Trust Company	1/29/16	29	—
USD	1,195,762	CHF	1,172,000	State Street Bank and Trust Company	1/29/16	24,442	—
USD	6,722,989	EUR	6,060,350	Goldman Sachs International	1/29/16	132,988	—
USD	868,108	EUR	806,521	State Street Bank and Trust Company	1/29/16	—	(8,900)
USD	435,517	EUR	400,000	State Street Bank and Trust Company	1/29/16	558	—
USD	436,181	EUR	400,000	State Street Bank and Trust Company	1/29/16	1,223	—
USD	558,499	EUR	507,819	State Street Bank and Trust Company	1/29/16	6,298	—
USD	878,501	EUR	800,000	State Street Bank and Trust Company	1/29/16	8,584	—
USD	7,185,818	EUR	6,575,000	State Street Bank and Trust Company	1/29/16	36,189	—
USD	311,260	GBP	207,535	State Street Bank and Trust Company	1/29/16	5,291	—
USD	4,435,653	GBP	2,894,900	State Street Bank and Trust Company	1/29/16	167,699	—
USD	2,458,978	EUR	2,258,015	Deutsche Bank AG	2/24/16	2,045	—
USD	589,128	CAD	783,740	State Street Bank and Trust Company	2/29/16	22,632	—
USD	21,063,437	EUR	19,719,734	State Street Bank and Trust Company	2/29/16	—	(396,170)
USD	7,643,098	GBP	5,064,581	JPMorgan Chase Bank, N.A.	2/29/16	176,156	—
USD	510,635	EUR	479,767	Goldman Sachs International	3/2/16	—	(11,487)
USD	2,721,300	EUR	2,483,958	Deutsche Bank AG	3/18/16	16,864	—
USD	2,378,373	EUR	2,177,559	Deutsche Bank AG	3/31/16	6,653	—
USD	7,392,175	GBP	4,988,326	Goldman Sachs International	3/31/16	37,307	—

						$647,412	$(416,557)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 2-Year Treasury Note	113	Short	Mar-16	$(24,582,797)	$(24,547,485)	$35,312
U.S. 5-Year Treasury Note	262	Short	Mar-16	(31,051,750)	(30,999,922)	51,828
U.S. 10-Year Treasury Note	189	Short	Mar-16	(23,834,990)	(23,796,281)	38,709
U.S. 10-Year Deliverable Interest Rate Swap	143	Short	Mar-16	(14,659,734)	(14,606,109)	53,625

						$179,474

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation
LCH.Clearnet(1)	EUR	405	Receives	6-month Euro Interbank Offered Rate	0.50	%(2)	3/16/21	$2,323

								$2,323

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after December 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation (Depreciation)
Brazil	Deutsche Bank AG	$1,800	1.00	%(1)	9/20/20	4.80%	$(278,718)	$115,247	$(163,471)
Brazil	Goldman Sachs International	600	1.00	(1)	9/20/20	4.80	(92,906)	50,556	(42,350)
Colombia	Credit Suisse International	1,200	1.00	(1)	9/20/20	2.32	(68,432)	44,941	(23,491)
Russia	Deutsche Bank AG	1,200	1.00	(1)	9/20/20	2.99	(101,588)	123,150	21,562
Russia	Goldman Sachs International	600	1.00	(1)	9/20/20	2.99	(50,794)	69,072	18,278
Turkey	Deutsche Bank AG	1,780	1.00	(1)	9/20/19	2.35	(83,919)	54,110	(29,809)

Total		$7,180					$(676,357)	$457,076	$(219,281)

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2015, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $7,180,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Written swaptions activity for the fiscal year to date ended December 31, 2015 was as follows:

	Notional Amount (000’s omitted)	Premiums Received
Outstanding, beginning of period	$52,500	$2,031,750
Options terminated in closing purchase transactions	(52,500)	(2,031,750)

Outstanding, end of period	$—	$—

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts, interest rate swaps and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(676,357)

Total		$—	$(676,357)

Foreign Exchange	Forward foreign currency exchange contracts	$647,412	$(416,557)

Total		$647,412	$(416,557)

Interest Rate	Financial futures contracts*	$179,474	$—
Interest Rate	Interest rate swaps (centrally cleared)	2,323	—

Total		$181,797	$—

*	Amount represents cumulative unrealized appreciation on futures contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of December 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Treasury and Agency Securities Pledged as Collateral
Bank of America	12/16/15	1/19/16	0.65%	$ 30,961,875	$30,970,261	$31,616,608
Bank of America	12/16/15	1/19/16	0.75	62,251,164	62,270,617	63,973,826
KGS Alpha Capital	12/16/15	1/15/16	0.70	62,982,818	63,001,188	65,995,918

Total					$156,242,066	$161,586,352

At December 31, 2015, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,886,705,477

Gross unrealized appreciation	$31,376,842
Gross unrealized depreciation	(184,605,691)

Net unrealized depreciation	$(153,228,849)

Restricted Securities

At December 31, 2015, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	3,677	$2,020,511	$3,199,100

Total Restricted Securities			$2,020,511	$3,199,100

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$939,888,825	$5,238,917	$945,127,742
Corporate Bonds & Notes	—	979,177,231	28,486	979,205,717
Foreign Government and Agency Securities	—	54,795,940	—	54,795,940
Sovereign Loans	—	1,132,750	—	1,132,750
Mortgage Pass-Throughs	—	255,398,642	—	255,398,642
Collateralized Mortgage Obligations	—	202,633,282	—	202,633,282
Commercial Mortgage-Backed Securities	—	120,275,787	—	120,275,787
Asset-Backed Securities	—	58,438,116	—	58,438,116
U.S. Government Agency Obligations	—	27,415,759	—	27,415,759
U.S. Treasury Obligations	—	30,795,975	—	30,795,975
Common Stocks	294,130	—	7,867,265	8,161,395
Convertible Preferred Stocks	76,385	—	83,387	159,772
Preferred Stocks	—	4,477,366	—	4,477,366
Closed-End Funds	18,615,682	—	—	18,615,682

Asset Description	Level 1	Level 2	Level 3*	Total
Warrants	$—	$—	$0	$0
Miscellaneous	10,998	29,896	0	40,894
Short-Term Investments
U.S. Treasury Obligations	—	499,810	—	499,810
Other	—	26,301,999	—	26,301,999
Total Investments	$18,997,195	$2,701,261,378	$13,218,055	$2,733,476,628
Forward Foreign Currency Exchange Contracts	$—	$647,412	$—	$647,412
Futures Contracts	179,474	—	—	179,474
Swap Contracts	—	2,323	—	2,323
Total	$19,176,669	$2,701,911,113	$13,218,055	$2,734,305,837

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(416,557)	$—	$(416,557)
Swap Contracts	—	(676,357)	—	(676,357)
Total	$—	$(1,092,914)	$—	$(1,092,914)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2015 is not presented. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016